Premises and Equipment	12 Months Ended
Jun. 30, 2014
Property, Plant and Equipment [Abstract]
Premises and Equipment

Note 10 – Premises and Equipment

	June 30,
	2014	2013
	(In Thousands)

Land	$9,931	$9,924
Buildings and improvements	35,080	32,920
Leasehold improvements	4,253	4,021
Furnishings and equipment	18,151	15,285
Construction in progress	1,959	1,530

	69,374	63,680

Less accumulated depreciation and amortization	29,269	26,686

	$40,105	$36,994

Land included properties held for future branch expansion totaling $2,419,000 at June 30, 2014 and 2013.